Leases (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Leases [Abstract]
Schedule of Lease Liabilities and Corresponding Right-of-use Assets

The table below summarizes the Company’s lease liabilities and corresponding right-of-use assets as of December 31, 2023 (in thousands except the year and percentage):

December 31, 2023
ASSETS
Operating lease right-of-use assets	$1,403
Total lease right-of-use assets	$1,403

LIABILITIES
Current
Operating lease liability	$502
Noncurrent
Operating lease liability, net of current portion	$999
Total lease liabilities	$1,501

Weighted average remaining lease term:	3.08
Weighted average discount rate:	6%

The table below summarizes the Company’s lease liabilities and corresponding right-of-use assets as of March 31, 2023 (in thousands):

March 31, 2023
ASSETS
Operating lease right-of-use assets	$1,705
Total lease right-of-use assets	$1,705

LIABILITIES
Current
Operating lease liability	$492
Noncurrent
Operating lease liability, net of current portion	$1,313
Total lease liabilities	$1,805

Weighted average remaining lease term:	3.83 years
Weighted average discount rate:	6%

Schedule of Future Lease Payments

Future lease payments relating to the Company’s operating lease liabilities as of December 31, 2023, are as follows (in thousands):

Fiscal year ending March 31, 2024	$129
Fiscal year ending March 31, 2025	523
Fiscal year ending March 31, 2026	538
Fiscal year ending March 31, 2027	460
Total future lease payments	1,650
Less: Imputed interest	(149)
Total lease obligations	1,501
Less: Current obligations	(502)
Noncurrent lease obligations	$999

Future lease payments relating to the Company’s operating lease liabilities as of March, 31, 2023 are as follows (in thousands):

Fiscal year ending March 31, 2024	$508
Fiscal year ending March 31, 2025	523
Fiscal year ending March 31, 2026	538
Fiscal year ending March 31, 2027	460
Thereafter	—
Total future lease payments	2,029
Less: Imputed Interest	(224)
Total lease obligations	1,805
Less: Current obligations	(492)
Noncurrent lease obligations	$1,313